Inventory (Details) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 2,306,814	$ 1,567,875	$ 1,458,229
Packaging materials	47,649	22,524	14,157
Finished goods	1,293	1,220	0
Work in process		0	1,039
Total	$ 2,355,756	$ 1,591,619	$ 1,473,425